Benefit Contribution Plan (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Defined contribution plan cost recognized	$ 6,512	$ 10,959	$ 24,945	$ 39,802	$ 55,196	$ 63,414
Share price					$ 0.35	$ 0.70